Commitments and Contingencies - Pfizer License Agreement (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies
No liabilities were recorded related to the license agreement	$ 2,050,000	$ 11,920,000	$ 15,076,000
Pfizer, Inc.
Commitments and Contingencies
No liabilities were recorded related to the license agreement	$ 0
Pfizer, Inc. | License Agreement
Commitments and Contingencies
No liabilities were recorded related to the license agreement		$ 0